RELATED PARTY TRANSACTIONS - Schedule of Related Party Agreements and Transactions (Details) - Related Party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0	$ 0	$ 0
Support agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0	0	0
Rights agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0	0	0
Administration fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	7	8	2
Investment management fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	162	64	40
Investment management fees payable	51	18
Licensing agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0	$ 0	$ 0